United States Securities and Exchange Commission

Washington, D.C. 20549

FORM SPDSCL-HFCAA-GOV

Value Exchange International, Inc.

(Exact name of registrant as specified in charter)

Nevada	000-53537	26-3767331
(State or other Jurisdiction of Incorporation	(Commission File No.)	(IRS Employer Identification No.)

10/F, FTLife Tower

18 Sheung Yuet Road Kowloon Bay

Kowloon, Hong Kong SAR 999077

(Address of principal executive offices) (Zip Code)

(852) 2950 4288

(Registrant’s telephone number, including area code)

Unit 602, Block B, 6 Floor,

Shatin Industrial Centre

5-7 Yuen Shun Circuit

Shatin, N.T., Hong Kong SAR

(Former name or former address, if changed since last report.)

Securities registered pursuant to Section 12(b) of the Act:

Title of Each Class	Trading Symbol	Exchange on which registered
NONE	----	----

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter) Emerging growth company ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

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Submission Pursuant to Item 9C(a) of Form 10-K Annual Report

Value Exchange International, Inc., a Nevada corporation, (the “Company”) is submitting to the U.S. Securities and Exchange Commission (the “Commission”) the following information as required under Item 9C(a) of Form 10-K Annual Report in relation to the Holding Foreign Companies Accountable Act (“HFCAA”).

Change in Public Auditors. As of May 25, 2023, and as previously reported to the Commission on a Current Report on Form 8-K, the Company appointed Grassi & Co., CPAs, P.C., a New York, New York U.S.A. based certified public accounting firm, as its independent public accounting firm for the fiscal year ending December 31, 2023 and for all interim reports under the Securities Exchange Act of 1934 (“Exchange Act”) for that fiscal period. Concurrently, the Company ended the engagement of its Hong Kong SAR public accounting firm as public auditor for the reports and other filings filed with the Commission under the Exchange Act. Based on this change in public auditors, and the absence of an identification of the Company as a “Commission Identified Issuer” under the HFCAA as of the date of the filing of this Form SPDSCL-HFCAA-GOV, the Company does not believe that it will be subject to the delisting of its Common Stock under the HFCAA upon the filing of the Form 10-K Annual Report for the fiscal year ended December 31, 2023.

Ownership of Common Stock; Board Membership. The Company has no awareness or belief that any foreign governmental entity owns shares of the Company’s capital stock. Similarly, Company is not aware of and has no belief that an official from the Peoples’ Republic of China (“PRC”) government or Hong Kong SAR government serves as a board member or officer of the Company. Company’s amended articles of incorporation and bylaws do not contain any provisions known to include charter or bylaw provisions of the PRC Communist Party or PRC government or Hong Kong SAR government. Based on the absence of a Schedule 13D or 13G filings with the Commission by any those foreign governmental entities or persons known to be members of those governmental entities, the lack of material contracts with foreign governmental parties, and the absence of foreign government representation on Company’s board of directors, Company has determined, as of the date of the filing of this report, that no governmental entity in PRC or Hong Kong SAR has the power to direct or control the Company’s management or policies based upon the foregoing criteria, or possesses a controlling financial interest in, the Company.

Background – Company’s Designation as a Commission Identified Issuer. As of May 13, 2022, the Company was conclusively identified by the Commission as being a Commission Identified Issuer or “CII(s)” under the HFCAA and related Commission rules by virtue of: (1) having retained, for the preparation of the audit report on financial statements included in the Form 10-K Annual Report for fiscal year ended December 31, 2021 and for fiscal year ended December 31, 2022, a registered public accounting firm located in Hong Kong SAR and (2) the Public Company Accounting Oversight Board’s determination in 2021 that it was unable to inspect or investigate completely public auditors in PRC and Hong Kong SAR because of a position taken by a government authority in either of those foreign jurisdictions.

Rescinding of PCAOB Determination. On December 15, 2022, the Public Company Accounting Oversight Board or “PCAOB” announced that it had obtained access to inspect and investigate registered public accounting firms in PRC and Hong Kong SAR and, as such, the PCAOB vacated the 2021 determination under the HFCAA as to ability to completely investigate and audit PRC and Hong SAR registered public accounting firms. On April 6, 2023, the Commission Staff announced that there were no CIIs as of the date of the April 6, 2023, statement at risk of having their securities subject to an initial trading prohibition under the HFCAA and this would remain the case unless and until the PCAOB issued a new determination under the HFCAA.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 30, 2024

By:	/s/ Tan See Weng (Kenneth)
Tan See Weng (Kenneth), Chief Executive Officer

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